Accumulated Other Comprehensive Income - Reclassifications Out of AOCI (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Amount reclassified from accumulated other comprehensive income
Net realized gains on investments, excluding other-than-temporary impairment losses	$ (0.2)	$ 0.1	$ 5.5
Provision for income taxes	0.4	2.2	13.4
Net income	2.0	2.9	21.5
Unrealized gains on securities | Reclassified from accumulated other comprehensive income
Amount reclassified from accumulated other comprehensive income
Net realized gains on investments, excluding other-than-temporary impairment losses	0.2	(0.1)	(4.8)
Provision for income taxes	0.0	0.0	1.6
Net income	$ 0.2	$ (0.1)	$ (3.2)